N-2 - $ / shares	Oct. 27, 2023	Nov. 01, 2023	Oct. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001554625
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Priority Income Fund, Inc.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
Net Asset Value
In connection with our monthly net asset value determination process, as provided in our valuation policies and procedures, we are announcing that the net asset value as of October 31, 2023 is $11.15 per share of our common stock.

Change in Public Offering Price
In connection with our updated net asset value, we are announcing a change in the public offering prices of our common stock as follows: $11.96 per share designated as “Class R,” $11.23 per share designated as “Class RIA,” and $11.15 per share designated as “Class I” from $12.16 per share designated as “Class R,” $11.43 per share designated as “Class RIA,” and $11.34 per share designated as “Class I.” Although we use “Class” designations to indicate our differing sales load structures, the Company does not operate as a multi-class fund. The change in the public offering price is effective as of our November 1, 2023 monthly closing and applies to subscriptions received from September 29, 2023 through October 25, 2023.

NAV Per Share			$ 11.15
Class R [Member]
General Description of Registrant [Abstract]
Share Price		$ 11.96
Class RIA [Member]
General Description of Registrant [Abstract]
Share Price		11.23
Class I [Member]
General Description of Registrant [Abstract]
Share Price		$ 11.15